Fair Value of Pension Plan Assets, by Asset Category (Parenthetical) (Detail)	Mar. 31, 2014	Mar. 31, 2013
Japanese companies Equity Securities | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in securities or other investment vehicles	7.00%	12.00%
Foreign companies Equity Securities | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in securities or other investment vehicles	31.00%	60.00%
Japanese bonds | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in securities or other investment vehicles	68.00%	86.00%
Japanese bonds | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in securities or other investment vehicles	6.00%	9.00%
Foreign bonds | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in securities or other investment vehicles	32.00%	14.00%
Foreign bonds | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Percentage of investments in securities or other investment vehicles	37.00%	16.00%